Operating Segments	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Operating Segments

Note 4:- Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	-	Development, manufacturing, sales and distribution of plasma-derived protein therapeutics.

Distribution	-	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2022
Revenues	$41,618	$10,065	$51,683
Gross profit	$16,913	$1,629	$18,542
Unallocated corporate expenses			(20,590)
Finance expenses, net			(3,651)
Income before taxes on income			$(5,699)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Six months period ended June 30, 2021
Revenues	$40,193	$8,946	$49,139
Gross profit	$16,666	$1,337	$18,003
Unallocated corporate expenses			(14,593)
Finance expenses, net			214
Income before taxes on income			$3,624

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2022
Revenues	$18,607	$4,983	$23,590
Gross profit	$6,351	$899	$7,240
Unallocated corporate expenses			(9,534)
Finance expenses, net			(1,618)
Income before taxes on income			$(3,912)

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended June 30, 2021
Revenues	$19,323	$4,916	$24,239
Gross profit	$8,264	$808	$9,072
Unallocated corporate expenses			(8,026)
Finance expenses, net			(109)
Income before taxes on income			$937

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance expenses, net			(1,189)
Income before taxes on income			$(1,885)

c.	Reporting on operating segments by geographic region:

	Six months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$28,562	$-	$28,562
Israel	2,254	10,065	12,319
Europe	5,149	-	5,149
Latin America	3,526	-	3,526
Asia	1,760	-	1,760
Others	367	-	367
	$41,618	$10,065	$51,683

	Six months period ended June 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$26,556	-	$26,576
Israel	5,588	8,946	14,534
Europe	3,394	-	3,394
Latin America	3,603	-	3,603
Asia	1,019	-	1,019
Others	33	-	33
	$40,193	$8,946	$49,139

c.	Reporting on operating segments by geographic region:

	Three months period ended June 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$11,611	$-	$11,611
Israel	627	4,983	5,610
Europe	4,097	-	4,097
Latin America	1,496	-	1,496
Asia	776	-	776
Others	-	-	-
	$18,607	$4,983	$23,590

	Three months period ended June 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$12,672	-	$12,672
Israel	3,602	4,916	8,518
Europe	967	-	967
Latin America	1,428	-	1,428
Asia	640	-	640
Others	14	-	14
	$19,323	$4,916	$24,239

	Year ended December 31, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$49,763	$-	$49,763
Israel	7,653	28,121	35,774
Europe	5,677	-	5,677
Latin America	9,127	-	9,127
Asia	3,167	-	3,167
Others	134	-	134
	$75,521	$28,121	$103,642